Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 2,673	¥ 5,486	¥ 3,628	¥ 8,589
Life insurance costs	(102,377)	(119,698)	(222,097)	(220,715)
Interest expense	(47,810)	(29,575)	(90,891)	(51,473)
Income tax (expense) or benefit	(28,592)	(18,767)	(53,827)	(39,981)
Net Income	66,483	61,793	130,640	126,143
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	1,450	108	4,639	1,164
Income tax (expense) or benefit	(353)	(10)	(1,211)	(292)
Net Income	1,097	98	3,428	872
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Sales of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividends	42	1	131	17
Life insurance premiums and related investment income	269	(143)	2,305	811
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Amortization of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues	110	50	313	162
Life insurance premiums and related investment income	1,029	200	1,890	174
Reclassification adjustment included in net income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	4	5	12	8
Total before income tax	4	5	12	8
Income tax (expense) or benefit	0	(1)	(3)	(2)
Net Income	4	4	9	6
Reclassification adjustment included in net income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	111	86	225	170
Amortization of net actuarial loss	(20)	(22)	(32)	(45)
Amortization of transition obligation	(1)	(1)	(1)	(1)
Total before income tax	90	63	192	124
Income tax (expense) or benefit	(25)	(17)	(52)	(33)
Net Income	65	46	140	91
Reclassification adjustment included in net income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	45	1,156	125	1,539
Total before income tax	(3,271)	(15)	(7,511)	(114)
Income tax (expense) or benefit	1,014	3	2,328	12
Net Income	(2,257)	(12)	(5,183)	(102)
Reclassification adjustment included in net income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense	(3,316)	(1,171)	(7,636)	(1,653)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	(780)	1,562	5,504	(1,885)
Income tax (expense) or benefit	169	(399)	(1,289)	436
Net Income	(611)	1,163	4,215	(1,449)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	7	63	(30)	(157)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense		(84)		(164)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	¥ (787)	¥ 1,583	¥ 5,534	¥ (1,564)